FAIR VALUE MEASUREMENTS - Summary of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Details) - Foresight Acquisition Corp [Member]	Sep. 30, 2021 USD ($)
Public Warrants [Member]
Liabilities:
Warrant Liability	$ 9,276,667
Private Placement Warrants [Member]
Liabilities:
Warrant Liability	525,525
Underwriter Warrants [Member]
Liabilities:
Warrant Liability	$ 414,050